Sales (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Revenue, Major Customer [Line Items]
Sales	$ 17,121	$ 17,918	$ 35,884	$ 36,922
Customer "A" [Member]
Revenue, Major Customer [Line Items]
Sales			$ 6,770	$ 11,036